Income taxes (Details) - Schedule of unrecognized deferred tax assets - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Marketable securities [Member]
Income taxes (Details) - Schedule of unrecognized deferred tax assets [Line Items]
Unrecognized deferred tax assets	$ 227	$ 352
Loss carryforwards [Member]
Income taxes (Details) - Schedule of unrecognized deferred tax assets [Line Items]
Unrecognized deferred tax assets	869	874
Investment tax credits [Member]
Income taxes (Details) - Schedule of unrecognized deferred tax assets [Line Items]
Unrecognized deferred tax assets	1,481	1,481
Foreign tax credits [Member]
Income taxes (Details) - Schedule of unrecognized deferred tax assets [Line Items]
Unrecognized deferred tax assets	268	268
Mineral properties [Member]
Income taxes (Details) - Schedule of unrecognized deferred tax assets [Line Items]
Unrecognized deferred tax assets	200	215
Provision for reclamation liabilities [Member]
Income taxes (Details) - Schedule of unrecognized deferred tax assets [Line Items]
Unrecognized deferred tax assets	$ 1,183	$ 1,507